Related Party Transactions - Bahrain LNG and Teekay Marine Solutions - Additional Information (Details) - Affiliated Entity - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Subcontract | TMS
Related Party Transaction [Line Items]
Expenses from transactions with related party	$ 100,000	$ 0	$ 300,000	$ 0
Operation and Maintenance Contract | Bahrain LNG Joint Venture
Related Party Transaction [Line Items]
Expenses from transactions with related party		$ 0		$ 0
Recoveries from transactions with related party	$ 200,000		$ 200,000